NOTES PAYABLE (Tables)	6 Months Ended	8 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Schedule of future minimum principal payments required under notes payable

The following is a schedule, by year, of future minimum principal payments required under notes payable as of February 28, 2015:

Years Ending August 31,
2015 (remainder of)	$1,838,571
2016	772,643
2017	514,238
2018	500,000
2019	-
Total	3,625,452
Note discount	(353,873)
$3,271,579

The Company also finances the purchases of small equipment. The amount of such notes is not significant at August 31, 2014. The following is a schedule, by year, of future minimum principal payments required under notes payable as of August 31, 2014:

Years Ending August 31,
2015	$2,124,892
2016	772,643
2017	525,345
2018	-
2019	-
Total	3,422,880
Note discount	(71,758)
$3,351,122